Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenues
Schedule of revenue

	For the Year Ended December 31,
	2017	2018	2019
Vehicle sales	—	4,852,470	7,367,113
Sales of charging pile	—	82,184	127,632
Sales of Packages	—	10,220	111,448
Others	—	6,297	218,711
Total	—	4,951,171	7,824,904